SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund

December 31, 2021 (Unaudited)
Principal Amount		Value
U.S. Government Agency Backed Mortgages — 85.07%
Fannie Mae — 42.73%
$51,764	Pool #257656, 6.00%, 8/1/38	$54,993
102,781	Pool #257892, 5.50%, 2/1/38	112,548
68,186	Pool #257913, 5.50%, 1/1/38	73,400
50,587	Pool #258022, 5.50%, 5/1/34	54,280
45,907	Pool #258070, 5.00%, 6/1/34	51,635
32,801	Pool #258121, 5.50%, 6/1/34	34,479
39,686	Pool #258152, 5.50%, 8/1/34	41,429
55,523	Pool #258157, 5.00%, 8/1/34	62,449
53,948	Pool #258163, 5.50%, 8/1/34	57,641
57,035	Pool #258224, 5.50%, 12/1/34	59,707
77,523	Pool #258251, 5.50%, 1/1/35	83,334
92,134	Pool #258305, 5.00%, 3/1/35	103,594
54,608	Pool #258394, 5.00%, 5/1/35	61,401
69,358	Pool #258404, 5.00%, 6/1/35	77,985
40,765	Pool #258410, 5.00%, 4/1/35	45,835
72,537	Pool #258448, 5.00%, 8/1/35	81,560
86,651	Pool #258450, 5.50%, 8/1/35	93,704
172,586	Pool #258627, 5.50%, 2/1/36	186,576
40,209	Pool #258737, 5.50%, 12/1/35	42,139
33,991	Pool #259181, 6.50%, 3/1/31	35,971
3,234	Pool #259187, 6.50%, 4/1/31	3,238
23,711	Pool #259378, 6.00%, 12/1/31	24,725
26,260	Pool #259393, 6.00%, 1/1/32	27,401
35,139	Pool #259590, 5.50%, 11/1/32	37,008
134,582	Pool #259611, 5.50%, 11/1/32	147,166
21,872	Pool #259634, 5.50%, 12/1/32	22,198
114,248	Pool #259659, 5.50%, 2/1/33	125,587
27,284	Pool #259671, 5.50%, 2/1/33	28,555
65,987	Pool #259686, 5.50%, 3/1/33	70,865
28,857	Pool #259722, 5.00%, 5/1/33	32,204
81,812	Pool #259725, 5.00%, 5/1/33	91,160
57,520	Pool #259729, 5.00%, 6/1/33	64,093
50,896	Pool #259761, 5.00%, 6/1/33	56,712
84,986	Pool #259777, 5.00%, 7/1/33	94,697
41,486	Pool #259789, 5.00%, 7/1/33	46,298
96,630	Pool #259816, 5.00%, 8/1/33	107,672
22,956	Pool #259819, 5.00%, 8/1/33	25,619
42,445	Pool #259830, 5.00%, 8/1/33	47,295
28,115	Pool #259848, 5.00%, 9/1/33	31,377
60,215	Pool #259867, 5.50%, 10/1/33	64,485
43,091	Pool #259869, 5.50%, 10/1/33	45,030
44,003	Pool #259875, 5.50%, 10/1/33	46,173
31,540	Pool #259998, 5.00%, 3/1/34	35,474
250,156	Pool #469101, 3.75%, 2/1/27	272,107
267,703	Pool #470828, 3.53%, 3/1/32	300,103

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$65,869	Pool #557295, 7.00%, 12/1/29	$71,560
14,988	Pool #576445, 6.00%, 1/1/31	15,180
56,690	Pool #579402, 6.50%, 4/1/31	61,792
59,111	Pool #583728, 6.50%, 6/1/31	64,011
13,993	Pool #590931, 6.50%, 7/1/31	14,749
24,420	Pool #590932, 6.50%, 7/1/31	25,050
15,569	Pool #601865, 6.50%, 4/1/31	15,701
26,026	Pool #601868, 6.00%, 7/1/29	27,135
40,751	Pool #607611, 6.50%, 11/1/31	43,657
33,313	Pool #644437, 6.50%, 6/1/32	35,261
1,137,013	Pool #663159, 5.00%, 7/1/32	1,266,365
57,797	Pool #670278, 5.50%, 11/1/32	62,149
21,172	Pool #676702, 5.50%, 11/1/32	21,606
42,741	Pool #677591, 5.50%, 12/1/32	45,298
47,531	Pool #681883, 6.00%, 3/1/33	50,271
78,349	Pool #686542, 5.50%, 3/1/33	81,860
182,394	Pool #695961, 5.50%, 1/1/33	201,284
109,092	Pool #696407, 5.50%, 4/1/33	119,685
336,742	Pool #702478, 5.50%, 6/1/33	375,215
98,384	Pool #702479, 5.00%, 6/1/33	109,626
39,669	Pool #723066, 5.00%, 4/1/33	44,202
161,512	Pool #723067, 5.50%, 5/1/33	175,327
128,635	Pool #723070, 4.50%, 5/1/33	141,358
222,642	Pool #727311, 4.50%, 9/1/33	244,305
111,204	Pool #727312, 5.00%, 9/1/33	123,910
128,948	Pool #727315, 6.00%, 10/1/33	143,255
32,651	Pool #738589, 5.00%, 9/1/33	36,439
41,070	Pool #739269, 5.00%, 9/1/33	45,834
43,299	Pool #743595, 5.50%, 10/1/33	46,063
83,151	Pool #748041, 4.50%, 10/1/33	91,242
74,840	Pool #749891, 5.00%, 9/1/33	83,391
143,066	Pool #753533, 5.00%, 11/1/33	159,414
36,421	Pool #755679, 6.00%, 1/1/34	38,861
38,945	Pool #776851, 6.00%, 10/1/34	41,643
329,668	Pool #777621, 5.00%, 2/1/34	367,338
70,617	Pool #781741, 6.00%, 9/1/34	76,659
98,883	Pool #781954, 5.00%, 6/1/34	111,219
85,929	Pool #781959, 5.50%, 6/1/34	91,668
123,753	Pool #783893, 5.50%, 12/1/34	135,598
63,173	Pool #783929, 5.50%, 10/1/34	68,001
7,000	Pool #788329, 6.50%, 8/1/34	7,030
37,113	Pool #798725, 5.50%, 11/1/34	38,832
54,673	Pool #799548, 6.00%, 9/1/34	58,951
633,042	Pool #806754, 4.50%, 9/1/34	694,883
270,964	Pool #806757, 6.00%, 9/1/34	301,324
360,106	Pool #806761, 5.50%, 9/1/34	407,437
98,360	Pool #808205, 5.00%, 1/1/35	110,631
168,849	Pool #815009, 5.00%, 4/1/35	189,851

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$63,348	Pool #817641, 5.00%, 11/1/35	$71,228
134,066	Pool #820335, 5.00%, 9/1/35	150,742
96,683	Pool #820336, 5.00%, 9/1/35	108,709
89,828	Pool #822008, 5.00%, 5/1/35	101,001
142,379	Pool #829275, 5.00%, 8/1/35	160,089
135,271	Pool #829276, 5.00%, 8/1/35	152,097
206,304	Pool #829649, 5.50%, 3/1/35	225,342
142,836	Pool #844361, 5.50%, 11/1/35	154,863
86,481	Pool #845245, 5.50%, 11/1/35	93,280
28,363	Pool #866969, 6.00%, 2/1/36	29,254
71,617	Pool #884693, 5.50%, 4/1/36	77,057
314,442	Pool #885724, 5.50%, 6/1/36	345,222
64,856	Pool #919368, 5.50%, 4/1/37	69,514
253,502	Pool #922582, 6.00%, 12/1/36	280,595
197,774	Pool #934941, 5.00%, 8/1/39	222,357
271,176	Pool #934942, 5.00%, 9/1/39	304,883
33,654	Pool #941204, 5.50%, 6/1/37	34,974
54,470	Pool #943394, 5.50%, 6/1/37	58,323
183,249	Pool #948600, 6.00%, 8/1/37	201,762
68,975	Pool #952678, 6.50%, 8/1/37	74,828
76,549	Pool #952693, 6.50%, 8/1/37	82,650
98,240	Pool #986239, 6.00%, 7/1/38	106,328
113,824	Pool #986957, 5.50%, 7/1/38	123,918
50,739	Pool #990510, 5.50%, 8/1/38	53,770
152,432	Pool #990511, 6.00%, 8/1/38	168,145
151,432	Pool #990617, 5.50%, 9/1/38	166,645
170,585	Pool #AA0645, 4.50%, 3/1/39	187,900
123,998	Pool #AA2243, 4.50%, 5/1/39	137,589
80,811	Pool #AA3206, 4.00%, 4/1/39	88,607
384,796	Pool #AA3207, 4.50%, 3/1/39	423,855
211,993	Pool #AA7042, 4.50%, 6/1/39	233,511
335,195	Pool #AA7658, 4.00%, 6/1/39	365,389
9,521	Pool #AA7659, 4.50%, 6/1/39	10,488
57,582	Pool #AA7741, 4.50%, 6/1/24	59,018
1,050,261	Pool #AB7798, 3.00%, 1/1/43	1,106,639
881,437	Pool #AB9204, 3.00%, 4/1/43	928,140
92,475	Pool #AC1463, 5.00%, 8/1/39	103,970
259,765	Pool #AC2109, 4.50%, 7/1/39	286,133
22,154	Pool #AC4394, 5.00%, 9/1/39	24,942
245,487	Pool #AC4395, 5.00%, 9/1/39	276,001
92,013	Pool #AC5329, 5.00%, 10/1/39	103,450
113,959	Pool #AC6304, 5.00%, 11/1/39	128,124
192,561	Pool #AC6305, 5.00%, 11/1/39	216,496
131,541	Pool #AC6307, 5.00%, 12/1/39	147,891
283,943	Pool #AC6790, 5.00%, 12/1/39	319,237
402,149	Pool #AC7199, 5.00%, 12/1/39	452,136
279,160	Pool #AD1470, 5.00%, 2/1/40	313,637

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$767,696	Pool #AD1471, 4.50%, 2/1/40	$845,621
575,423	Pool #AD1585, 4.50%, 2/1/40	633,830
330,910	Pool #AD1586, 5.00%, 1/1/40	372,043
230,271	Pool #AD1638, 4.50%, 2/1/40	253,734
136,065	Pool #AD1640, 4.50%, 3/1/40	149,929
764,881	Pool #AD1942, 4.50%, 1/1/40	842,520
138,962	Pool #AD1943, 5.00%, 1/1/40	156,235
153,776	Pool #AD1988, 4.50%, 2/1/40	169,385
181,593	Pool #AD2896, 5.00%, 3/1/40	204,020
91,033	Pool #AD4456, 4.50%, 4/1/40	100,309
408,307	Pool #AD4458, 4.50%, 4/1/40	449,911
246,534	Pool #AD4940, 4.50%, 6/1/40	271,654
83,360	Pool #AD4946, 4.50%, 6/1/40	91,854
112,973	Pool #AD5728, 5.00%, 4/1/40	126,925
207,573	Pool #AD7239, 4.50%, 7/1/40	228,723
50,141	Pool #AD7242, 4.50%, 7/1/40	55,384
86,906	Pool #AD7256, 4.50%, 7/1/40	95,761
229,647	Pool #AD7271, 4.50%, 7/1/40	253,047
251,341	Pool #AD7272, 4.50%, 7/1/40	276,951
158,260	Pool #AD8960, 5.00%, 6/1/40	177,825
437,132	Pool #AD9614, 4.50%, 8/1/40	481,672
40,068	Pool #AE2011, 4.00%, 9/1/40	43,675
970,995	Pool #AE2012, 4.00%, 9/1/40	1,058,419
111,714	Pool #AE2023, 4.00%, 9/1/40	121,850
401,455	Pool #AE5432, 4.00%, 10/1/40	437,600
314,241	Pool #AE5435, 4.50%, 9/1/40	346,260
233,590	Pool #AE5806, 4.50%, 9/1/40	257,391
458,071	Pool #AE5861, 4.00%, 10/1/40	499,313
124,018	Pool #AE5862, 4.00%, 10/1/40	135,184
265,579	Pool #AE6850, 4.00%, 10/1/40	289,491
13,591	Pool #AE6851, 4.00%, 10/1/40	14,815
146,738	Pool #AE7699, 4.00%, 11/1/40	159,949
393,493	Pool #AE7703, 4.00%, 10/1/40	428,921
276,886	Pool #AE7707, 4.00%, 11/1/40	301,815
223,264	Pool #AH0300, 4.00%, 11/1/40	243,365
220,491	Pool #AH0301, 3.50%, 11/1/40	236,479
26,680	Pool #AH0302, 4.00%, 11/1/40	29,082
259,360	Pool #AH0306, 4.00%, 12/1/40	282,894
351,577	Pool #AH0508, 4.00%, 11/1/40	383,232
564,161	Pool #AH0537, 4.00%, 12/1/40	614,955
528,478	Pool #AH0914, 4.50%, 11/1/40	582,326
272,216	Pool #AH0917, 4.00%, 12/1/40	296,725
229,707	Pool #AH1077, 4.00%, 1/1/41	252,312
331,496	Pool #AH2973, 4.00%, 12/1/40	361,343
312,089	Pool #AH2980, 4.00%, 1/1/41	340,188
639,296	Pool #AH5656, 4.00%, 1/1/41	696,855
335,900	Pool #AH5658, 4.00%, 2/1/41	366,143
241,237	Pool #AH5662, 4.00%, 2/1/41	263,126

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$283,252	Pool #AH5882, 4.00%, 2/1/26	$298,441
154,464	Pool #AH6764, 4.00%, 3/1/41	168,371
635,504	Pool #AH6768, 4.00%, 3/1/41	692,806
123,266	Pool #AH7277, 4.00%, 3/1/41	134,381
591,263	Pool #AH7281, 4.00%, 3/1/41	644,576
107,709	Pool #AH7526, 4.50%, 3/1/41	118,698
446,187	Pool #AH7537, 4.00%, 3/1/41	486,419
138,030	Pool #AH8878, 4.50%, 4/1/41	152,114
142,373	Pool #AH8885, 4.50%, 4/1/41	157,557
129,595	Pool #AH9050, 3.50%, 2/1/26	136,534
352,240	Pool #AI0114, 4.00%, 3/1/41	384,001
280,283	Pool #AI1846, 4.50%, 5/1/41	308,881
274,912	Pool #AI1847, 4.50%, 5/1/41	302,961
549,520	Pool #AI1848, 4.50%, 5/1/41	605,588
352,038	Pool #AI1849, 4.50%, 5/1/41	387,957
170,736	Pool #AJ0651, 4.00%, 8/1/41	186,131
116,649	Pool #AJ7668, 4.00%, 11/1/41	127,167
572,143	Pool #AJ9133, 4.00%, 1/1/42	623,731
280,095	Pool #AK6715, 3.50%, 3/1/42	300,470
343,096	Pool #AK6716, 3.50%, 3/1/42	368,054
325,147	Pool #AK6718, 3.50%, 2/1/42	348,799
823,523	Pool #AM1750, 3.04%, 12/1/30	843,015
2,739,389	Pool #AM4392, 3.79%, 10/1/23	2,822,151
221,586	Pool #AM6907, 3.68%, 10/1/32	248,531
1,386,566	Pool #AM7764, 3.05%, 1/1/27	1,469,870
462,083	Pool #AM9780, 3.31%, 3/1/31	509,867
350,000	Pool #AN0360, 3.95%, 12/1/45	405,742
298,124	Pool #AN1381, 2.56%, 8/1/26	309,747
901,374	Pool #AN2066, 2.75%, 7/1/26	921,023
917,738	Pool #AN2746, 2.30%, 9/1/26	946,746
455,669	Pool #AN3919, 2.82%, 12/1/26	479,228
1,145,000	Pool #AN4045, 3.15%, 1/1/29	1,213,366
825,531	Pool #AN5053, 3.34%, 4/1/27	887,727
202,010	Pool #AN6580, 3.36%, 9/1/29	221,679
927,455	Pool #AN7154, 3.21%, 10/1/32	1,026,117
469,139	Pool #AN7982, 2.80%, 1/1/26	486,665
2,000,000	Pool #AN8055, 3.05%, 1/1/30	2,173,446
1,500,000	Pool #AN8121, 3.16%, 1/1/35	1,662,979
206,266	Pool #AO2923, 3.50%, 5/1/42	221,808
581,268	Pool #AO8029, 3.50%, 7/1/42	623,551
138,558	Pool #AP7483, 3.50%, 9/1/42	148,637
198,366	Pool #AQ6710, 2.50%, 10/1/27	205,521
824,165	Pool #AQ7193, 3.50%, 7/1/43	883,852
223,576	Pool #AR6928, 3.00%, 3/1/43	236,722
830,769	Pool #AS1916, 4.00%, 3/1/44	903,718
142,307	Pool #AS1917, 4.00%, 3/1/44	154,803
182,535	Pool #AS2129, 4.00%, 3/1/44	198,563

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$423,035	Pool #AS2439, 4.00%, 5/1/44	$460,181
490,457	Pool #AS3244, 4.00%, 9/1/44	533,524
787,613	Pool #AS3494, 4.00%, 10/1/44	856,773
187,196	Pool #AS3726, 4.00%, 11/1/44	200,623
365,001	Pool #AS3929, 4.00%, 12/1/44	397,052
466,972	Pool #AS3930, 4.00%, 11/1/44	507,976
486,351	Pool #AS4070, 4.00%, 12/1/44	532,618
149,645	Pool #AS4390, 3.50%, 2/1/45	160,641
172,350	Pool #AS4732, 3.50%, 4/1/45	184,311
676,466	Pool #AS4905, 3.50%, 4/1/45	722,204
979,749	Pool #AS5341, 3.50%, 7/1/45	1,045,993
567,102	Pool #AS5576, 4.00%, 8/1/45	613,023
564,658	Pool #AS5919, 3.50%, 9/1/45	605,471
480,764	Pool #AS6303, 4.00%, 11/1/45	519,693
238,523	Pool #AS6607, 4.00%, 1/1/46	257,838
898,395	Pool #AS6778, 3.50%, 3/1/46	960,664
273,417	Pool #AS6958, 3.50%, 4/1/46	293,156
745,915	Pool #AS7138, 3.50%, 5/1/46	794,736
388,311	Pool #AS7139, 3.50%, 5/1/46	413,726
830,806	Pool #AS7334, 3.00%, 6/1/46	869,971
889,683	Pool #AS7335, 3.00%, 5/1/46	931,581
551,713	Pool #AS7336, 3.00%, 6/1/46	584,402
1,489,836	Pool #AS7504, 3.00%, 7/1/46	1,559,997
458,030	Pool #AS7516, 3.00%, 7/1/46	479,600
626,912	Pool #AS7517, 3.00%, 6/1/46	656,435
123,980	Pool #AS7518, 3.00%, 7/1/46	131,128
155,416	Pool #AS7674, 3.00%, 8/1/46	162,734
1,055,254	Pool #AS7676, 3.00%, 8/1/46	1,104,949
655,067	Pool #AS8077, 3.00%, 10/1/46	685,916
484,048	Pool #AS8289, 3.00%, 10/1/46	506,843
705,339	Pool #AS8441, 3.00%, 11/1/46	738,555
997,418	Pool #AS8633, 3.50%, 1/1/47	1,062,701
319,959	Pool #AS8776, 3.50%, 2/1/47	340,901
346,645	Pool #AS9381, 4.00%, 4/1/47	373,507
163,792	Pool #AS9549, 4.00%, 5/1/47	176,825
1,000,178	Pool #AS9550, 4.00%, 5/1/47	1,074,354
206,019	Pool #AS9727, 3.50%, 6/1/47	218,323
242,545	Pool #AS9729, 4.00%, 6/1/47	259,731
195,354	Pool #AS9825, 4.00%, 6/1/47	210,492
446,589	Pool #AT2688, 3.00%, 5/1/43	470,251
89,238	Pool #AT2691, 3.00%, 5/1/43	94,952
383,124	Pool #AT3963, 2.50%, 3/1/28	396,686
120,876	Pool #AT7873, 2.50%, 6/1/28	125,160
328,841	Pool #AU0971, 3.50%, 8/1/43	352,656
374,229	Pool #AU2165, 3.50%, 7/1/43	401,331
523,459	Pool #AU2188, 3.50%, 8/1/43	561,368
67,298	Pool #AU6054, 4.00%, 9/1/43	73,717
299,808	Pool #AU6718, 4.00%, 10/1/43	325,895

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$362,796	Pool #AU7003, 4.00%, 11/1/43	$399,246
237,880	Pool #AU7005, 4.00%, 11/1/43	259,843
490,044	Pool #AV0679, 4.00%, 12/1/43	535,289
341,139	Pool #AV9282, 4.00%, 2/1/44	367,496
338,231	Pool #AW0993, 4.00%, 5/1/44	370,434
135,063	Pool #AW1565, 4.00%, 4/1/44	145,843
706,005	Pool #AW5046, 4.00%, 7/1/44	767,998
82,237	Pool #AW5047, 4.00%, 7/1/44	90,485
108,160	Pool #AW7040, 4.00%, 6/1/44	117,352
227,027	Pool #AW8629, 3.50%, 5/1/44	242,804
690,746	Pool #AX2884, 3.50%, 11/1/44	746,810
570,977	Pool #AX4860, 3.50%, 12/1/44	611,180
572,354	Pool #AY1389, 3.50%, 4/1/45	611,053
175,052	Pool #AY3435, 3.50%, 5/1/45	188,858
611,065	Pool #AY5571, 3.50%, 6/1/45	652,381
319,558	Pool #BC0802, 3.50%, 4/1/46	341,707
521,013	Pool #BC0804, 3.50%, 4/1/46	555,114
656,182	Pool #BC1135, 3.00%, 6/1/46	688,932
933,022	Pool #BD5021, 3.50%, 2/1/47	995,702
1,138,986	Pool #BD7140, 4.00%, 4/1/47	1,219,694
1,403,489	Pool #BE4232, 3.00%, 12/1/46	1,469,582
182,289	Pool #BE9743, 3.50%, 4/1/47	194,880
1,182,080	Pool #BH2665, 3.50%, 9/1/47	1,257,197
322,207	Pool #BH4659, 4.00%, 6/1/47	346,102
472,296	Pool #BJ0657, 4.00%, 2/1/48	503,443
586,997	Pool #BJ2670, 4.00%, 4/1/48	625,014
760,870	Pool #BJ5158, 4.00%, 4/1/48	816,054
480,444	Pool #BK7685, 4.00%, 10/1/48	512,185
431,604	Pool #BK7924, 4.00%, 11/1/48	464,966
8,920,000	Pool #BL4650, 2.30%, 10/1/31	9,273,770
2,400,000	Pool #BL4970, 2.80%, 11/1/36	2,544,509
2,610,459	Pool #BL9077, 1.50%, 1/1/31	2,574,065
3,000,000	Pool #BL9218, 1.41%, 11/1/30	2,923,483
500,000	Pool #BL9633, 1.92%, 12/1/35	493,409
1,527,000	Pool #BL9652, 1.56%, 12/1/30	1,511,477
1,500,000	Pool #BL9824, 1.56%, 12/1/30	1,478,867
250,000	Pool #BL9895, 1.62%, 12/1/32	244,203
198,565	Pool #BO1263, 3.50%, 6/1/49	210,465
713,125	Pool #BO3599, 3.00%, 9/1/49	739,638
579,439	Pool #BO5263, 3.00%, 9/1/49	600,982
2,826,180	Pool #BO6771, 2.50%, 5/1/51	2,887,118
781,896	Pool #BP3417, 2.50%, 5/1/51	798,756
698,103	Pool #BP8731, 2.50%, 6/1/50	714,444
1,345,580	Pool #BP8741, 2.50%, 6/1/50	1,374,153
1,898,084	Pool #BQ4469, 2.00%, 2/1/51	1,897,369
507,048	Pool #BQ4493, 1.50%, 2/1/51	491,877
469,839	Pool #BQ5723, 2.00%, 10/1/50	469,662

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,486,238	Pool #BQ7523, 2.00%, 11/1/50	$1,485,678
841,771	Pool #BQ7524, 2.50%, 10/1/50	861,731
4,726,315	Pool #BR0940, 2.00%, 4/1/51	4,717,321
919,361	Pool #BR1037, 2.50%, 5/1/51	939,184
2,530,767	Pool #BR1113, 2.00%, 11/1/50	2,529,813
878,837	Pool #BR1114, 1.50%, 11/1/50	852,542
333,121	Pool #BR1115, 2.50%, 12/1/50	340,195
1,296,259	Pool #BR2051, 2.50%, 6/1/51	1,324,209
2,899,654	Pool #BR2234, 2.50%, 8/1/51	2,962,198
1,054,126	Pool #BR3565, 2.00%, 1/1/51	1,053,729
817,895	Pool #BR3566, 2.50%, 12/1/50	837,414
226,590	Pool #BR7088, 2.00%, 3/1/51	226,159
1,752,976	Pool #BS0025, 1.38%, 12/1/30	1,715,973
3,000,000	Pool #BS0046, 1.23%, 12/1/27	2,946,512
2,950,000	Pool #BS0179, 1.67%, 1/1/33	2,899,428
4,412,317	Pool #BS0345, 1.61%, 1/1/36	4,265,421
2,545,000	Pool #BS0391, 1.63%, 1/1/33	2,489,904
1,990,000	Pool #BS0596, 1.38%, 1/1/31	1,933,459
3,700,000	Pool #BS0915, 1.62%, 3/1/31	3,648,604
1,000,000	Pool #BS1281, 1.59%, 3/1/31	985,814
690,000	Pool #BS1326, 1.19%, 3/1/26	685,592
1,969,583	Pool #BS1482, 1.61%, 3/1/31	1,956,223
700,000	Pool #BS1524, 2.01%, 3/1/33	703,769
1,500,000	Pool #BS1560, 2.03%, 4/1/31	1,524,074
2,024,804	Pool #BS1877, 2.97%, 5/1/51	2,180,543
2,018,987	Pool #BT6821, 2.50%, 10/1/51	2,062,848
2,069,702	Pool #BT9419, 2.50%, 11/1/51	2,114,825
677,500	Pool #BT9520, 2.50%, 12/1/51	692,375
918,068	Pool #CA0114, 3.50%, 8/1/47	972,720
598,714	Pool #CA0334, 3.50%, 9/1/47	638,796
1,276,042	Pool #CA0534, 3.50%, 10/1/47	1,352,004
403,204	Pool #CA0536, 3.50%, 10/1/47	428,826
610,558	Pool #CA0551, 4.00%, 10/1/47	655,838
513,640	Pool #CA0565, 3.50%, 10/1/47	546,280
1,098,464	Pool #CA0742, 3.50%, 11/1/47	1,163,855
644,540	Pool #CA0743, 3.50%, 11/1/47	689,059
669,297	Pool #CA0825, 3.50%, 12/1/47	709,140
686,368	Pool #CA0981, 3.50%, 12/1/47	727,227
425,132	Pool #CA1070, 3.50%, 1/1/48	450,440
491,627	Pool #CA1115, 3.50%, 1/1/48	520,893
1,008,943	Pool #CA1130, 3.50%, 1/1/48	1,069,004
668,901	Pool #CA1131, 3.50%, 2/1/48	708,721
662,640	Pool #CA1132, 3.50%, 1/1/48	702,086
856,880	Pool #CA1144, 3.50%, 2/1/48	911,332
109,030	Pool #CA1152, 3.50%, 2/1/48	115,959
407,963	Pool #CA1160, 3.50%, 2/1/48	436,142
514,165	Pool #CA1161, 3.50%, 2/1/48	542,664
284,522	Pool #CA1338, 4.00%, 3/1/48	303,319

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$882,766	Pool #CA1339, 3.50%, 3/1/48	$931,695
516,286	Pool #CA1418, 4.00%, 3/1/48	550,394
249,706	Pool #CA1420, 4.00%, 3/1/48	266,202
190,664	Pool #CA1468, 4.00%, 3/1/48	205,052
711,475	Pool #CA1469, 4.00%, 3/1/48	757,554
413,800	Pool #CA1471, 4.00%, 3/1/48	443,812
1,116,065	Pool #CA1507, 4.00%, 4/1/48	1,189,798
418,719	Pool #CA1610, 3.50%, 3/1/48	441,928
444,611	Pool #CA1611, 4.00%, 4/1/48	476,857
436,971	Pool #CA1612, 3.50%, 4/1/48	465,699
521,438	Pool #CA1613, 4.00%, 4/1/48	555,210
202,403	Pool #CA2381, 4.00%, 9/1/48	217,677
217,744	Pool #CA2440, 4.00%, 9/1/48	233,536
346,344	Pool #CA2441, 4.00%, 10/1/48	373,115
259,913	Pool #CA2442, 4.00%, 10/1/48	280,003
608,486	Pool #CA2443, 4.00%, 10/1/48	652,618
197,465	Pool #CA2468, 4.00%, 10/1/48	212,366
617,703	Pool #CA2594, 4.00%, 11/1/48	668,093
251,848	Pool #CA2913, 4.00%, 1/1/49	268,487
315,715	Pool #CA3042, 4.00%, 1/1/49	336,573
363,904	Pool #CA3043, 4.00%, 2/1/49	391,365
582,625	Pool #CA3045, 4.50%, 1/1/49	629,435
28,270	Pool #CA3132, 4.00%, 2/1/49	30,570
255,539	Pool #CA3557, 3.50%, 5/1/49	272,771
545,575	Pool #CA3628, 3.50%, 6/1/49	579,573
668,905	Pool #CA3793, 3.50%, 6/1/49	705,434
144,187	Pool #CA3936, 3.50%, 7/1/49	153,626
437,805	Pool #CA4043, 3.00%, 8/1/49	454,082
512,569	Pool #CA4320, 3.00%, 9/1/49	531,626
694,614	Pool #CA5106, 3.00%, 1/1/50	720,439
434,086	Pool #CA5132, 3.00%, 2/1/50	450,225
990,876	Pool #CA5309, 3.00%, 3/1/50	1,026,566
554,521	Pool #CA5312, 3.00%, 3/1/50	574,494
699,020	Pool #CA6150, 2.50%, 6/1/50	713,864
1,214,740	Pool #CA6151, 2.50%, 6/1/50	1,240,534
293,412	Pool #CA6251, 3.00%, 6/1/50	304,946
1,691,733	Pool #CA6253, 2.00%, 7/1/50	1,691,096
4,356,912	Pool #CA6261, 2.50%, 6/1/50	4,454,368
1,538,772	Pool #CA6263, 2.50%, 7/1/50	1,571,446
861,130	Pool #CA6285, 2.50%, 7/1/50	879,416
1,763,790	Pool #CA6966, 2.00%, 9/1/50	1,763,125
2,583,845	Pool #CA6967, 2.00%, 9/1/50	2,582,871
1,413,814	Pool #CA6968, 2.00%, 9/1/50	1,413,281
1,104,371	Pool #CA6969, 2.00%, 9/1/50	1,103,955
1,556,580	Pool #CA6971, 2.50%, 9/1/50	1,589,633
1,434,971	Pool #CA6972, 2.50%, 8/1/50	1,465,441
1,026,271	Pool #CA6973, 2.50%, 9/1/50	1,048,063

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,151,872	Pool #CA7258, 2.50%, 9/1/50	$1,176,331
1,211,992	Pool #CA7259, 2.50%, 9/1/50	1,237,728
1,683,029	Pool #CA7317, 2.00%, 10/1/50	1,682,395
1,857,454	Pool #CA7549, 2.00%, 10/1/50	1,856,754
1,833,332	Pool #CA7917, 2.00%, 11/1/50	1,835,208
925,612	Pool #CA8069, 1.50%, 12/1/50	897,917
1,121,077	Pool #CA8070, 2.00%, 12/1/50	1,120,655
3,857,782	Pool #CA8077, 2.00%, 12/1/50	3,856,328
4,298,793	Pool #CA8337, 1.50%, 12/1/50	4,170,169
4,861,357	Pool #CA8340, 2.00%, 12/1/50	4,859,526
911,224	Pool #CA8425, 1.50%, 12/1/50	883,960
1,078,095	Pool #CA8432, 2.00%, 12/1/50	1,077,689
2,569,729	Pool #CA8518, 2.00%, 1/1/51	2,568,761
1,411,904	Pool #CA8685, 1.50%, 1/1/51	1,369,659
4,392,526	Pool #CA8811, 2.00%, 1/1/51	4,390,871
4,994,175	Pool #CA9048, 2.00%, 2/1/51	4,992,293
4,039,417	Pool #CB0063, 2.50%, 4/1/51	4,126,516
344,847	Pool #CB0245, 2.50%, 4/1/51	352,282
914,592	Pool #CB0437, 2.50%, 5/1/51	934,312
649,008	Pool #CB0480, 2.50%, 5/1/51	663,002
259,843	Pool #CB0576, 2.50%, 5/1/51	265,446
272,947	Pool #CB0582, 2.50%, 5/1/51	278,832
2,302,117	Pool #CB0688, 2.50%, 6/1/51	2,353,126
489,680	Pool #CB0689, 2.50%, 6/1/51	500,238
1,074,302	Pool #CB0972, 2.50%, 6/1/51	1,097,466
502,151	Pool #CB1003, 2.50%, 7/1/51	512,979
316,303	Pool #CB1010, 2.50%, 7/1/51	323,123
1,425,576	Pool #CB1060, 2.00%, 7/1/51	1,422,864
2,121,309	Pool #CB1311, 2.50%, 8/1/51	2,167,064
2,105,281	Pool #CB1444, 2.50%, 8/1/51	2,150,854
1,017,012	Pool #CB1515, 2.50%, 8/1/51	1,039,027
1,786,263	Pool #CB1532, 2.50%, 9/1/51	1,824,930
10,083,030	Pool #CB1575, 2.50%, 9/1/51	10,301,296
1,996,380	Pool #CB1809, 2.50%, 10/1/51	2,039,750
1,085,731	Pool #CB1956, 2.50%, 10/1/51	1,110,208
3,911,194	Pool #CB2029, 2.50%, 11/1/51	3,996,464
1,930,379	Pool #CB2205, 2.50%, 11/1/51	1,972,614
749,176	Pool #CB2268, 2.50%, 12/1/51	765,567
3,537,095	Pool #CB2467, 2.50%, 12/1/51	3,614,757
1,880,900	Pool #CB2515, 2.50%, 12/1/51	1,922,198
49,334	Pool #MC0013, 5.50%, 12/1/38	53,059
79,849	Pool #MC0014, 5.50%, 12/1/38	86,957
66,001	Pool #MC0016, 5.50%, 11/1/38	71,395
63,306	Pool #MC0038, 4.50%, 3/1/39	70,245
43,610	Pool #MC0059, 4.00%, 4/1/39	48,199
77,359	Pool #MC0081, 4.00%, 5/1/39	84,821
41,305	Pool #MC0112, 4.50%, 6/1/39	45,832
82,771	Pool #MC0127, 4.50%, 7/1/39	91,245

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$358,458	Pool #MC0154, 4.50%, 8/1/39	$394,843
83,047	Pool #MC0160, 4.50%, 8/1/39	91,549
197,290	Pool #MC0177, 4.50%, 9/1/39	217,316
113,388	Pool #MC0270, 4.50%, 3/1/40	123,502
257,165	Pool #MC0325, 4.50%, 7/1/40	283,368
144,654	Pool #MC0584, 4.00%, 1/1/42	157,697
58,058	Pool #MC3344, 5.00%, 12/1/38	65,349
		322,356,851
Freddie Mac — 36.06%
432,835	Pool #Q63813, 3.50%, 4/1/49	459,941
775,029	Pool #QB5148, 2.00%, 11/1/50	774,737
1,263,931	Pool #QB5731, 2.00%, 11/1/50	1,263,455
2,091,718	Pool #QB5732, 2.50%, 11/1/50	2,136,176
1,754,987	Pool #QB6982, 2.00%, 11/1/50	1,754,325
527,946	Pool #QB6992, 1.50%, 12/1/50	512,152
1,326,661	Pool #QC4676, 2.50%, 7/1/51	1,355,281
1,184,543	Pool #QC6090, 2.50%, 8/1/51	1,210,107
1,749,206	Pool #QC6108, 2.50%, 8/1/51	1,787,091
1,063,215	Pool #QC6643, 2.50%, 8/1/51	1,086,242
1,120,794	Pool #QC9175, 2.50%, 10/1/51	1,145,155
1,790,818	Pool #QD0152, 2.50%, 10/1/51	1,829,882
277,491	Pool #QD1762, 2.00%, 11/1/51	276,963
2,767,494	Pool #QD4183, 2.50%, 12/1/51	2,828,076
496,557	Pool #RA1234, 3.50%, 8/1/49	523,776
518,370	Pool #RA1382, 3.00%, 9/1/49	537,663
1,658,892	Pool #RA1383, 3.00%, 9/1/49	1,720,632
262,066	Pool #RA1470, 3.00%, 10/1/49	271,820
470,369	Pool #RA1713, 3.00%, 11/1/49	487,875
485,973	Pool #RA1714, 3.00%, 11/1/49	504,059
229,131	Pool #RA1715, 3.00%, 10/1/49	237,659
914,326	Pool #RA1716, 3.00%, 11/1/49	948,354
488,799	Pool #RA1724, 2.50%, 10/1/49	499,116
524,599	Pool #RA1979, 3.00%, 12/1/49	544,124
931,600	Pool #RA1987, 3.00%, 12/1/49	966,272
1,528,913	Pool #RA1988, 3.00%, 1/1/50	1,585,815
802,693	Pool #RA2158, 3.00%, 2/1/50	831,585
994,843	Pool #RA2162, 3.00%, 2/1/50	1,034,488
1,054,925	Pool #RA2255, 3.00%, 3/1/50	1,092,896
1,582,194	Pool #RA2256, 3.00%, 3/1/50	1,639,143
968,090	Pool #RA2340, 3.00%, 3/1/50	1,002,935
367,681	Pool #RA2395, 2.50%, 4/1/50	375,496
455,260	Pool #RA3097, 2.50%, 7/1/50	465,893
1,655,835	Pool #RA3207, 2.50%, 7/1/50	1,691,029
3,248,982	Pool #RA3208, 2.50%, 7/1/50	3,318,037
5,562,751	Pool #RA3249, 2.50%, 8/1/50	5,680,985
851,058	Pool #RA3339, 2.00%, 8/1/50	850,737
1,406,978	Pool #RA3552, 2.00%, 9/1/50	1,406,448

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,184,187	Pool #RA3553, 2.50%, 8/1/50	$1,209,357
3,765,002	Pool #RA3679, 2.00%, 9/1/50	3,763,583
1,899,757	Pool #RA3680, 2.50%, 9/1/50	1,940,135
812,692	Pool #RA3711, 2.00%, 9/1/50	812,385
612,712	Pool #RA3712, 2.50%, 9/1/50	625,735
544,125	Pool #RA3733, 2.00%, 10/1/50	543,920
740,243	Pool #RA3734, 2.50%, 10/1/50	755,977
864,640	Pool #RA3747, 2.00%, 9/1/50	864,314
3,921,079	Pool #RA3748, 2.50%, 10/1/50	4,004,419
1,877,515	Pool #RA3751, 2.00%, 10/1/50	1,876,808
2,775,038	Pool #RA3803, 1.50%, 12/1/50	2,692,022
407,094	Pool #RA3861, 1.50%, 10/1/50	394,916
1,713,471	Pool #RA3862, 2.00%, 10/1/50	1,712,825
1,955,481	Pool #RA3917, 1.50%, 10/1/50	1,896,982
3,605,653	Pool #RA3918, 2.00%, 10/1/50	3,604,294
840,273	Pool #RA3928, 1.50%, 11/1/50	815,136
243,174	Pool #RA3929, 2.00%, 10/1/50	243,089
582,586	Pool #RA4018, 2.00%, 1/1/51	582,367
697,188	Pool #RA4055, 2.00%, 11/1/50	696,925
731,338	Pool #RA4056, 1.50%, 11/1/50	709,459
8,089,435	Pool #RA4195, 2.00%, 12/1/50	8,086,387
5,555,114	Pool #RA4254, 2.00%, 12/1/50	5,553,020
921,286	Pool #RA4274, 1.50%, 12/1/50	893,726
1,237,003	Pool #RA4357, 2.00%, 1/1/51	1,236,537
1,578,677	Pool #RA4377, 2.00%, 2/1/51	1,578,082
2,334,335	Pool #RA4420, 2.00%, 1/1/51	2,333,455
3,424,262	Pool #RA4503, 2.00%, 2/1/51	3,422,971
903,409	Pool #RA4548, 2.00%, 2/1/51	903,069
2,280,462	Pool #RA4578, 2.00%, 2/1/51	2,276,124
359,518	Pool #RA4590, 2.00%, 2/1/51	358,834
308,465	Pool #RA4597, 2.00%, 2/1/51	308,349
257,233	Pool #RA4618, 2.00%, 2/1/51	257,136
1,000,217	Pool #RA4621, 2.00%, 2/1/51	998,315
1,674,079	Pool #RA4738, 2.00%, 3/1/51	1,670,895
4,337,137	Pool #RA4745, 2.00%, 3/1/51	4,328,887
1,445,884	Pool #RA4775, 2.00%, 3/1/51	1,443,133
1,362,209	Pool #RA4835, 2.50%, 3/1/51	1,391,597
2,601,379	Pool #RA4872, 2.50%, 4/1/51	2,657,500
4,307,948	Pool #RA4960, 2.50%, 4/1/51	4,400,886
8,554,390	Pool #RA5020, 2.00%, 4/1/51	8,538,117
3,395,650	Pool #RA5021, 1.50%, 4/1/51	3,287,562
417,914	Pool #RA5043, 2.50%, 4/1/51	426,930
725,040	Pool #RA5045, 2.50%, 5/1/51	740,682
3,096,596	Pool #RA5068, 2.00%, 4/1/51	3,090,705
1,792,061	Pool #RA5173, 2.50%, 4/1/51	1,830,722
1,045,206	Pool #RA5195, 2.50%, 5/1/51	1,078,361
911,909	Pool #RA5197, 2.50%, 5/1/51	931,582
1,377,257	Pool #RA5217, 2.50%, 5/1/51	1,420,975

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$2,278,010	Pool #RA5234, 2.50%, 5/1/51	$2,327,154
1,147,412	Pool #RA5237, 2.50%, 5/1/51	1,172,166
2,812,103	Pool #RA5278, 2.50%, 5/1/51	2,872,770
2,239,011	Pool #RA5350, 2.50%, 6/1/51	2,287,314
3,020,450	Pool #RA5379, 2.50%, 6/1/51	3,085,612
3,403,699	Pool #RA5380, 2.50%, 6/1/51	3,477,129
1,916,950	Pool #RA5387, 2.50%, 6/1/51	1,969,637
245,768	Pool #RA5404, 2.50%, 6/1/51	251,070
8,341,628	Pool #RA5427, 2.50%, 6/1/51	8,521,586
2,425,314	Pool #RA5452, 2.50%, 6/1/51	2,477,636
1,470,133	Pool #RA5509, 2.50%, 7/1/51	1,501,848
525,746	Pool #RA5525, 2.50%, 7/1/51	537,088
875,310	Pool #RA5541, 2.50%, 7/1/51	894,193
2,342,048	Pool #RA5597, 2.50%, 7/1/51	2,392,591
2,309,430	Pool #RA5621, 2.50%, 8/1/51	2,359,270
247,513	Pool #RA5686, 2.50%, 7/1/51	253,039
1,941,083	Pool #RA5701, 2.00%, 8/1/51	1,937,794
1,909,851	Pool #RA5719, 2.50%, 10/1/51	1,951,511
3,322,066	Pool #RA5726, 2.50%, 8/1/51	3,394,016
1,838,872	Pool #RA5796, 2.50%, 8/1/51	1,878,699
1,953,827	Pool #RA5873, 2.50%, 9/1/51	1,996,144
828,529	Pool #RA5874, 2.50%, 9/1/51	846,538
2,968,900	Pool #RA5948, 2.50%, 12/1/51	3,036,328
174,087	Pool #RA5951, 2.50%, 9/1/51	177,871
4,068,312	Pool #RA6030, 2.50%, 10/1/51	4,156,740
3,700,085	Pool #RA6106, 2.50%, 10/1/51	3,780,509
1,336,607	Pool #RA6117, 2.50%, 10/1/51	1,365,763
1,502,043	Pool #RA6276, 2.50%, 11/1/51	1,534,807
403,032	Pool #RA6305, 2.50%, 11/1/51	411,824
1,353,464	Pool #RA6317, 2.50%, 11/1/51	1,382,987
106,215	Pool #RA6389, 2.50%, 11/1/51	109,208
4,074,364	Pool #RA6469, 2.50%, 12/1/51	4,163,554
1,969,065	Pool #RA6516, 2.50%, 12/1/51	2,012,322
3,847,000	Pool #RA6593, 2.50%, 1/1/52	3,931,511
1,530,554	Pool #WA3103, 3.30%, 2/1/27	1,584,320
4,704,256	Pool #WA3125, 1.75%, 10/1/34	4,594,913
987,012	Pool #WA3211, 1.91%, 9/1/35	968,185
1,085,402	Pool #WA3305, 1.75%, 6/1/37	1,030,959
965,256	Pool #WA5002, 2.62%, 11/1/31	1,023,277
1,897,008	Pool #WN3000, 3.14%, 1/1/28	2,038,854
1,000,000	Pool #WN3049, 2.39%, 9/1/31	1,045,391
442,563	Pool #ZA4828, 4.00%, 3/1/47	474,104
77,886	Pool #ZA4891, 3.50%, 3/1/47	84,541
653,380	Pool #ZA4892, 4.00%, 5/1/47	699,946
482,114	Pool #ZA4893, 3.50%, 4/1/47	516,851
722,715	Pool #ZA4912, 3.50%, 5/1/47	765,803
638,728	Pool #ZA4913, 4.00%, 5/1/47	684,250

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$629,971	Pool #ZA5036, 3.50%, 9/1/47	$667,529
1,131,648	Pool #ZA5070, 3.50%, 11/1/47	1,207,523
161,765	Pool #ZA5090, 3.50%, 11/1/47	172,956
717,522	Pool #ZA5174, 3.50%, 12/1/47	760,301
1,492,379	Pool #ZA5238, 3.50%, 2/1/48	1,581,353
687,412	Pool #ZA5245, 3.50%, 1/1/48	728,395
1,170,609	Pool #ZA5253, 3.50%, 1/1/48	1,249,096
660,256	Pool #ZA5254, 4.00%, 1/1/48	709,505
606,299	Pool #ZA5308, 4.00%, 1/1/48	649,509
783,802	Pool #ZA5575, 4.00%, 7/1/48	835,592
1,023,052	Pool #ZA5637, 4.50%, 8/1/48	1,095,725
915,453	Pool #ZA5645, 4.00%, 8/1/48	974,752
89,194	Pool #ZA6576, 3.50%, 4/1/49	95,742
100,300	Pool #ZI0238, 5.00%, 6/1/33	111,770
172,938	Pool #ZI0412, 5.00%, 8/1/33	192,714
68,367	Pool #ZI0543, 4.50%, 8/1/33	75,041
48,321	Pool #ZI0549, 5.00%, 8/1/33	53,931
96,005	Pool #ZI0807, 5.00%, 9/1/33	106,984
116,202	Pool #ZI1023, 5.50%, 11/1/33	127,751
16,068	Pool #ZI1352, 5.50%, 12/1/33	16,220
91,356	Pool #ZI1353, 5.50%, 1/1/34	100,359
137,548	Pool #ZI1493, 5.50%, 1/1/34	150,436
108,604	Pool #ZI1524, 5.50%, 2/1/34	119,545
69,898	Pool #ZI1630, 5.50%, 3/1/34	75,267
157,412	Pool #ZI1689, 5.50%, 4/1/34	173,049
74,308	Pool #ZI1802, 5.50%, 4/1/34	77,839
138,905	Pool #ZI1991, 5.00%, 5/1/34	156,252
127,688	Pool #ZI2332, 5.00%, 6/1/34	143,634
155,455	Pool #ZI2888, 6.00%, 12/1/34	173,292
147,522	Pool #ZI2939, 5.50%, 12/1/34	162,684
105,781	Pool #ZI3102, 5.00%, 1/1/35	118,992
83,877	Pool #ZI3254, 5.50%, 4/1/35	91,739
178,055	Pool #ZI3507, 5.00%, 9/1/35	200,320
106,735	Pool #ZI3713, 5.00%, 5/1/35	120,082
81,271	Pool #ZI4118, 5.50%, 1/1/36	87,870
144,919	Pool #ZI4120, 5.50%, 1/1/36	157,549
206,072	Pool #ZI4200, 5.50%, 2/1/36	229,057
86,098	Pool #ZI4201, 6.00%, 2/1/36	93,457
231,757	Pool #ZI4429, 5.00%, 6/1/35	260,737
59,081	Pool #ZI4521, 5.50%, 7/1/35	63,253
170,893	Pool #ZI4572, 5.50%, 8/1/35	187,556
74,494	Pool #ZI4605, 5.50%, 9/1/35	79,846
71,673	Pool #ZI4606, 5.50%, 9/1/35	76,672
114,099	Pool #ZI4704, 5.00%, 11/1/35	128,366
121,416	Pool #ZI4705, 5.00%, 11/1/35	136,599
51,129	Pool #ZI4706, 5.50%, 11/1/35	55,175
71,762	Pool #ZI4882, 6.00%, 5/1/36	78,574
223,630	Pool #ZI4979, 6.00%, 6/1/36	246,721

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$50,126	Pool #ZI5006, 6.00%, 6/1/36	$51,928
99,585	Pool #ZI5896, 5.50%, 4/1/37	106,631
174,673	Pool #ZI5912, 5.50%, 4/1/37	192,731
90,474	Pool #ZI6311, 5.50%, 6/1/37	98,018
135,258	Pool #ZI6583, 5.50%, 8/1/37	148,960
60,810	Pool #ZI6814, 6.00%, 10/1/37	66,643
54,810	Pool #ZI6976, 5.50%, 7/1/37	59,576
209,670	Pool #ZI9925, 5.00%, 4/1/40	235,653
70,002	Pool #ZJ0038, 4.50%, 5/1/40	77,298
334,010	Pool #ZJ0482, 4.50%, 9/1/40	367,930
233,054	Pool #ZJ0844, 4.00%, 12/1/40	254,073
125,272	Pool #ZJ1058, 4.00%, 12/1/40	136,570
92,358	Pool #ZJ1264, 4.00%, 1/1/41	101,018
344,639	Pool #ZJ1444, 4.00%, 3/1/41	376,587
217,363	Pool #ZJ1445, 4.50%, 3/1/41	239,589
20,913	Pool #ZJ4162, 7.50%, 2/1/30	21,560
53,375	Pool #ZJ5032, 6.50%, 5/1/31	57,683
39,743	Pool #ZJ5104, 6.50%, 6/1/31	42,258
32,838	Pool #ZJ5458, 6.50%, 11/1/31	34,764
32,230	Pool #ZJ5928, 6.50%, 3/1/32	33,706
81,448	Pool #ZJ6638, 6.00%, 11/1/32	89,652
65,782	Pool #ZJ6955, 5.50%, 3/1/33	71,366
47,329	Pool #ZJ6956, 5.50%, 3/1/33	50,426
82,408	Pool #ZK4661, 2.50%, 11/1/27	85,383
319,297	Pool #ZL2630, 3.50%, 12/1/41	342,478
337,551	Pool #ZL2708, 3.50%, 1/1/42	362,057
1,045,684	Pool #ZL5676, 3.00%, 4/1/43	1,101,285
411,829	Pool #ZL6090, 3.00%, 6/1/43	433,727
348,456	Pool #ZL6097, 3.00%, 6/1/43	366,984
669,132	Pool #ZL9372, 3.00%, 4/1/45	702,979
363,039	Pool #ZL9669, 3.50%, 6/1/45	387,581
210,194	Pool #ZM1422, 3.50%, 7/1/46	224,030
223,059	Pool #ZM1423, 3.50%, 7/1/46	237,742
405,267	Pool #ZM1736, 3.00%, 9/1/46	424,361
909,873	Pool #ZM1738, 3.00%, 9/1/46	952,698
714,845	Pool #ZM8750, 4.00%, 9/1/48	761,149
386,372	Pool #ZN1022, 4.00%, 11/1/48	414,400
18,035	Pool #ZN5269, 6.50%, 10/1/31	18,395
45,264	Pool #ZN5316, 5.00%, 5/1/34	50,917
69,373	Pool #ZN5321, 5.50%, 5/1/34	74,525
42,406	Pool #ZN5322, 5.50%, 5/1/34	45,171
50,003	Pool #ZN5332, 5.00%, 11/1/34	56,248
25,474	Pool #ZN5333, 5.50%, 11/1/34	26,112
778,242	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	809,119
2,226,229	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(a)	2,316,521
393,047	Series 2018-SB52, Class A10F, 3.46%, 6/25/28(a)	404,986
894,420	Series 2018-SB53, Class A10F, 3.63%, 6/25/28(a)	930,952

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$344,119	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(a)	$358,072
1,549,622	Series 2019-SB63, Class A10F, 2.78%, 3/25/29(a)	1,599,026
668,544	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	687,997
1,563,149	Series 2019-SB65, Class A5F, 1.99%, 5/25/24(a)	1,585,319
746,833	Series 2019-SB66, Class A5H, 2.32%, 6/25/39(a)	760,993
1,949,792	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(a)	1,869,936
3,072,692	Series Q014, Class A1, 1.56%, 1/25/36	3,002,401
1,000,000	Series-K158, Class A2, 3.90%, 12/25/30(a)	1,158,346
		272,409,051
Ginnie Mae — 6.28%
75,324	Pool #409117, 5.50%, 6/20/38	80,865
195,143	Pool #442423, 4.00%, 9/20/41	213,023
121,967	Pool #616936, 5.50%, 1/15/36	140,761
807,158	Pool #618363, 4.00%, 9/20/41	881,117
365,343	Pool #664269, 5.85%, 6/15/38	365,343
22,262	Pool #675509, 5.50%, 6/15/38	23,257
146,978	Pool #697672, 5.50%, 12/15/38	162,410
64,368	Pool #697814, 5.00%, 2/15/39	68,838
324,563	Pool #697885, 4.50%, 3/15/39	359,357
99,723	Pool #698112, 4.50%, 5/15/39	112,140
465,142	Pool #698113, 4.50%, 5/15/39	523,062
47,380	Pool #699294, 5.63%, 9/20/38	51,105
894,663	Pool #713519, 6.00%, 7/15/39	1,045,990
247,233	Pool #716822, 4.50%, 4/15/39	279,230
61,209	Pool #716823, 4.50%, 4/15/39	69,653
107,002	Pool #717132, 4.50%, 5/15/39	120,326
316,436	Pool #720080, 4.50%, 6/15/39	357,389
258,264	Pool #724629, 5.00%, 7/20/40	293,122
339,046	Pool #726550, 5.00%, 9/15/39	371,148
258,470	Pool #729346, 4.50%, 7/15/41	291,575
314,136	Pool #738844, 3.50%, 10/15/41	335,483
148,915	Pool #738845, 3.50%, 10/15/41	159,034
217,443	Pool #738862, 4.00%, 10/15/41	236,705
185,070	Pool #747241, 5.00%, 9/20/40	210,049
564,361	Pool #748654, 3.50%, 9/15/40	602,755
108,550	Pool #748846, 4.50%, 9/20/40	120,794
276,801	Pool #757016, 3.50%, 11/15/40	295,632
176,945	Pool #757017, 4.00%, 12/15/40	192,558
268,273	Pool #759297, 4.00%, 1/20/41	292,933
216,070	Pool #759298, 4.00%, 2/20/41	235,932
149,105	Pool #762877, 4.00%, 4/15/41	162,313
83,004	Pool #763564, 4.50%, 5/15/41	94,560
181,136	Pool #770481, 4.00%, 8/15/41	197,329
41,440	Pool #770482, 4.50%, 8/15/41	47,388
302,081	Pool #770517, 4.00%, 8/15/41	328,840
231,844	Pool #770529, 4.00%, 8/15/41	254,599
49,823	Pool #770537, 4.00%, 8/15/41	55,195

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$233,664	Pool #770738, 4.50%, 6/20/41	$259,837
165,734	Pool #779592, 4.00%, 11/20/41	180,920
110,075	Pool #779593, 4.00%, 11/20/41	120,161
268,678	Pool #AA6312, 3.00%, 4/15/43	284,017
356,049	Pool #AA6424, 3.00%, 5/15/43	376,375
844,046	Pool #AB2733, 3.50%, 8/15/42	901,418
597,419	Pool #AB2745, 3.00%, 8/15/42	631,415
692,802	Pool #AB2841, 3.00%, 9/15/42	732,225
45,593	Pool #AB2843, 3.00%, 9/15/42	48,371
111,884	Pool #AB2852, 3.50%, 9/15/42	119,489
408,946	Pool #AE6946, 3.00%, 6/15/43	432,292
75,692	Pool #AG8915, 4.00%, 2/20/44	82,218
399,666	Pool #AK6446, 3.00%, 1/15/45	422,303
401,377	Pool #AK7036, 3.00%, 4/15/45	420,641
299,686	Pool #AO3594, 3.50%, 8/20/45	317,485
156,822	Pool #AP3887, 3.50%, 9/20/45	166,136
333,389	Pool #AR4919, 3.50%, 3/20/46	351,889
486,274	Pool #AR4970, 3.50%, 4/20/46	513,258
478,042	Pool #AS2921, 3.50%, 4/20/46	505,263
369,071	Pool #AS4332, 3.00%, 6/20/46	385,811
426,270	Pool #AS5511, 3.50%, 3/20/46	449,924
782,736	Pool #AX7237, 3.50%, 11/20/46	827,926
572,555	Pool #BO2104, 3.00%, 8/20/49	597,074
1,529,507	Pool #BR3787, 3.00%, 12/20/49	1,595,006
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	711,591
449,391	Series 2012-107, Class A, 1.15%, 1/16/45	445,706
1,321,777	Series 2012-112, Class B, 2.40%, 1/16/53(a)	1,341,996
1,103,142	Series 2012-115, Class A, 2.13%, 4/16/45	1,111,112
1,151,370	Series 2012-120, Class A, 1.90%, 2/16/53	1,151,509
451,884	Series 2012-131, Class A, 1.90%, 2/16/53	451,593
169,541	Series 2012-144, Class AD, 1.77%, 1/16/53	168,242
30,653	Series 2012-35, Class C, 3.25%, 11/16/52(a)	31,137
135,281	Series 2012-78, Class A, 1.68%, 3/16/44	135,311
304,824	Series 2013-105, Class A, 1.71%, 2/16/37	305,097
114,654	Series 2013-107, Class A, 2.00%, 5/16/40	114,895
194,415	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	198,702
3,403	Series 2013-17, Class A, 1.13%, 1/16/49	3,403
267,444	Series 2013-29, Class AB, 1.77%, 10/16/45	266,607
166,148	Series 2013-33, Class A, 1.06%, 7/16/38	166,050
745,550	Series 2013-63, Class AB, 1.38%, 3/16/45	740,309
382,717	Series 2013-97, Class AC, 2.00%, 6/16/45	381,995
44,718	Series 2015-107, Class AB, 2.50%, 11/16/49	45,359
852,882	Series 2015-114, Class AD, 2.50%, 11/15/51	863,359
217,138	Series 2015-128, Class AD, 2.50%, 12/16/50	219,612
228,563	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	230,935
1,015,849	Series 2015-135, Class AC, 2.35%, 4/16/49	1,025,237
519,069	Series 2015-136, Class AC, 2.50%, 3/16/47	526,071

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$221,610	Series 2015-15, Class A, 2.00%, 11/16/48	$221,416
543,836	Series 2015-154, Class AD, 2.50%, 5/16/54	554,458
455,343	Series 2015-171, Class DA, 2.37%, 3/16/46	461,188
412,105	Series 2015-22, Class A, 2.40%, 8/16/47	416,078
630,403	Series 2015-70, Class AB, 2.30%, 11/16/48	635,155
126,117	Series 2015-98, Class AB, 2.20%, 11/16/43	126,835
190,487	Series 2016-11, Class AD, 2.25%, 11/16/43	191,555
344,643	Series 2016-14, Class AB, 2.15%, 8/16/42	346,320
1,011,365	Series 2016-152, Class EA, 2.20%, 8/15/58	1,024,902
1,480,291	Series 2016-157, Class AC, 2.00%, 11/16/50	1,481,478
210,941	Series 2016-26, Class A, 2.25%, 12/16/55	212,107
166,959	Series 2016-28, Class AB, 2.40%, 11/16/55	167,963
112,399	Series 2016-36, Class AB, 2.30%, 6/16/56	113,167
364,128	Series 2016-39, Class AH, 2.50%, 9/16/44	368,434
241,706	Series 2016-50, Class A, 2.30%, 7/16/52	243,496
823,118	Series 2016-64, Class CA, 2.30%, 3/16/45	829,592
126,276	Series 2016-67, Class A, 2.30%, 7/16/56	126,713
214,286	Series 2016-94, Class AC, 2.20%, 8/16/57	216,568
294,898	Series 2016-96, Class BA, 1.95%, 3/16/43	295,457
520,550	Series 2017-127, Class AB, 2.50%, 2/16/59	531,377
908,374	Series 2017-135, Class AE, 2.60%, 10/16/58	929,226
327,845	Series 2017-140, Class A, 2.50%, 2/16/59	334,229
121,032	Series 2017-157, Class AH, 2.55%, 2/16/53	122,880
770,017	Series 2017-41, Class AC, 2.25%, 3/16/57	774,747
515,091	Series 2017-46, Class A, 2.50%, 11/16/57	525,047
545,059	Series 2017-71, Class AS, 2.70%, 4/16/57	556,862
300,521	Series 2017-9, Class AE, 2.40%, 9/16/50	305,119
1,335,464	Series 2017-94, Class AH, 2.60%, 2/16/59	1,367,600
591,639	Series 2018-2, Class AD, 2.40%, 3/16/59	601,566
408,893	Series 2018-26, Class AD, 2.50%, 3/16/52	414,634
1,314,491	Series 2018-3, Class AG, 2.50%, 10/16/58	1,345,317
		46,830,578

Total U.S. Government Agency Backed Mortgages		641,596,480
(Cost $640,181,489)
U.S. Government Agency Obligations — 6.95%
Small Business Administration — 6.95%
135,965	Certificate of Originator’s Fee, 0.23%, 4/15/31(b)	842
177,720	(Prime Index - 2.600%), 0.65%, 7/25/41(c)	178,213
333,498	(Prime Index - 2.600%), 0.65%, 9/25/41(c)	334,442
228,829	(Prime Index - 2.600%), 0.65%, 9/25/41(c)	230,381
349,678	(Prime Index - 2.600%), 0.65%, 7/25/42(c)	352,051
1,074,516	(Prime Index - 2.550%), 0.70%, 7/25/42(c)	1,084,016
226,174	(Prime Index - 2.525%), 0.73%, 11/25/41(c)	226,960
429,202	(Prime Index - 2.500%), 0.75%, 2/25/28(c)	432,141
18,530	0.88%, 1/1/32(a),(b)	19,272
560,469	Certificate of Originator’s Fee, 0.98%, 4/15/31(b)	14,783

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$304,864	Certificate of Originator’s Fee, 1.23%, 3/15/31(b)	$10,093
749,754	Certificate of Originator’s Fee, 1.23%, 4/15/31(b)	24,821
404,145	Certificate of Originator’s Fee, 1.23%, 5/15/31(b)	13,380
243,399	Certificate of Originator’s Fee, 1.23%, 5/15/31(b)	8,058
2,936,379	1.26%, 7/18/30(b),(d),(e)	50,116
766,535	(Prime Index - 1.400%), 1.85%, 7/25/41(c)	798,611
1,672,471	(Prime Index - 0.675%), 2.58%, 9/25/43(c)	1,784,258
4,842,392	(Prime Index - 0.675%), 2.58%, 11/25/45(c)	5,220,360
3,481,415	(Prime Index - 0.675%), 2.58%, 1/25/46(c)	3,754,235
256,231	(Prime Index - 0.438%), 2.81%, 11/25/27(c)	264,449
1,343,218	(Prime Index - 0.356%), 2.89%, 12/25/45(c)	1,469,526
235,139	(Prime Index - 0.210%), 3.04%, 2/25/40(c)	247,862
459,454	(Prime Index - 0.077%), 3.17%, 7/25/29(c)	476,967
87,187	(Prime Index + 0.044%), 3.29%, 12/25/40(c)	93,733
533,195	3.36%, 7/8/24(a),(b)	551,819
362,339	(Prime Index + 0.122%), 3.37%, 6/25/29(c)	377,820
490,771	(Prime Index + 0.118%), 3.37%, 8/25/29(c)	512,187
654,903	(Prime Index + 0.118%), 3.37%, 1/25/46(c)	726,383
448,396	(Prime Index + 0.170%), 3.42%, 11/25/28(c)	464,065
96,211	(Prime Index + 0.325%), 3.58%, 10/25/30(c)	103,335
2,984,903	(Prime Index + 0.325%), 3.58%, 11/25/30(c)	3,206,541
1,449,701	(Prime Index + 0.325%), 3.58%, 6/25/31(c)	1,586,029
2,002,767	(Prime Index + 0.325%), 3.58%, 7/25/31(c)	2,185,891
705,529	(Prime Index + 0.325%), 3.58%, 2/25/45(c)	780,899
961,456	(Prime Index + 0.325%), 3.58%, 8/25/46(c)	1,076,247
85,074	(Prime Index + 0.355%), 3.61%, 2/25/26(c)	87,611
2,374,215	(Prime Index + 0.375%), 3.63%, 5/25/31(c)	2,578,129
461,442	(Prime Index + 0.375%), 3.63%, 10/25/31(c)	505,601
995,825	(Prime Index + 0.375%), 3.63%, 8/25/46(c)	1,104,736
2,626,912	(Prime Index + 0.542%), 3.79%, 12/25/45(c)	2,961,942
1,425,499	(Prime Index + 0.575%), 3.83%, 4/25/31(c)	1,553,302
299,597	3.85%, 9/16/34(a),(b)	319,973
50,985	(Prime Index + 0.656%), 3.91%, 8/25/27(c)	52,615
1,020,356	(Prime Index + 0.674%), 3.92%, 11/25/30(c)	1,106,560
58,878	(Prime Index + 0.700%), 3.95%, 2/25/28(c)	62,040
545,950	(Prime Index + 0.714%), 3.96%, 3/25/30(c)	576,174
222,519	(Prime Index + 0.746%), 4.00%, 3/25/29(c)	232,472
279,736	(Prime Index + 0.788%), 4.04%, 9/25/28(c)	292,252
588,106	(Prime Index + 0.791%), 4.04%, 5/25/29(c)	615,623
391,836	(Prime Index + 0.801%), 4.05%, 2/25/28(c)	413,464
415,703	(Prime Index + 0.832%), 4.08%, 2/25/29(c)	437,547
1,895,352	(Prime Index + 0.825%), 4.08%, 9/25/31(c)	2,114,643
555,849	(Prime Index + 0.840%), 4.09%, 6/25/29(c)	583,698
99,860	(Prime Index + 0.861%), 4.11%, 6/25/28(c)	103,710
165,204	(Prime Index + 0.862%), 4.11%, 3/25/31(c)	180,569
163,908	(Prime Index + 0.883%), 4.13%, 2/25/30(c)	172,788
286,884	(Prime Index + 0.896%), 4.15%, 8/25/30(c)	312,213

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$394,688	(Prime Index + 0.910%), 4.16%, 7/25/30(c)	$418,934
1,125,092	(Prime Index + 0.924%), 4.17%, 12/25/30(c)	1,229,604
260,336	(Prime Index + 0.932%), 4.18%, 7/25/29(c)	274,221
85,141	(Prime Index + 0.932%), 4.18%, 7/25/29(c)	90,912
108,191	(Prime Index + 0.946%), 4.20%, 1/25/29(c)	113,182
225,426	(Prime Index + 0.948%), 4.20%, 5/25/29(c)	240,170
246,756	(Prime Index + 0.985%), 4.24%, 1/25/31(c)	270,562
64,076	(Prime Index + 1.012%), 4.26%, 11/25/28(c)	68,089
323,786	(Prime Index + 1.030%), 4.28%, 2/25/31(c)	355,758
172,189	(Prime Index + 1.055%), 4.31%, 9/25/29(c)	184,430
278,484	(Prime Index + 1.063%), 4.31%, 12/25/29(c)	298,993
198,137	(Prime Index + 1.069%), 4.32%, 6/25/30(c)	215,636
65,344	4.33%, 12/15/30(b)	73,969
497,988	(Prime Index + 1.149%), 4.40%, 9/25/28(c)	522,419
49,475	(Prime Index + 1.201%), 4.45%, 11/25/26(c)	51,911
298,694	(Prime Index + 1.207%), 4.46%, 5/25/29(c)	314,500
137,394	(Prime Index + 1.221%), 4.47%, 6/25/29(c)	147,374
552,520	(Prime Index + 1.282%), 4.53%, 6/25/31(c)	614,137
93,784	(Prime Index + 1.286%), 4.54%, 10/25/31(c)	106,090
364,167	(Prime Index + 1.575%), 4.83%, 7/25/30(c)	400,295
34,381	(Prime Index + 1.604%), 4.85%, 7/25/28(c)	36,202
26,620	5.13%, 2/28/24(b)	27,462
105,873	(Prime Index + 2.325%), 5.58%, 10/25/30(c)	118,283
237,821	(Prime Index + 2.325%), 5.58%, 1/25/31(c)	268,105
121,475	6.08%, 12/19/29(a),(b)	137,801
156,930	6.58%, 4/8/29(b),(c)	180,050
387,952	7.08%, 7/25/30(b)	423,504
84,897	9.08%, 9/25/29(b)	98,151
92,635	9.88%, 6/7/29(b)	102,762
		52,411,954

Total U.S. Government Agency Obligations		52,411,954
(Cost $53,372,920)
Municipal Bonds — 3.79%
California — 1.91%
6,375,000	California Health Facilities Financing Authority Revenue, 2.70%, 6/1/30, Callable 6/1/29 @ 100	6,634,859
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	2,083,944
850,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 1/31/22 @ 100	851,976
200,000	City & County of San Francisco GO, Series C, 1.95%, 6/15/27	203,665
1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	1,783,058

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	$1,041,314
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,779,466
		14,378,282
Colorado — 0.16%
247,492	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	252,118
1,000,000	Denver City & County Housing Authority Revenue, Series B, 0.84%, 8/1/24, (Credit Support: HUD SECT 8), Callable 2/1/24 @ 100	987,283
		1,239,401
District of Columbia — 0.08%
570,921	District of Columbia Housing Finance Agency Refunding Revenue, 3.24%, 3/1/49, (Credit Support: FHA)	573,200

Georgia — 0.14%
1,000,000	Atlanta Development Authority Revenue, 2.87%, 12/1/26	1,062,213

Illinois — 0.11%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 1/31/22 @ 100	260,764
543,553	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	557,117
		817,881
Minnesota — 0.07%
473,324	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	522,392

Missouri — 0.39%
2,850,633	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	2,950,641

New York — 0.77%
170,000	New York City Housing Development Corp. Revenue, Series G, 2.04%, 5/1/22	170,885
100,000	New York City Housing Development Corp. Revenue, Series G, 2.14%, 11/1/22	101,224
200,000	New York City Housing Development Corp. Revenue, Series G, 2.37%, 5/1/24	205,923
40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	41,430
300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	293,796

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	$312,343
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	195,560
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	539,083
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	157,290
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	245,368
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	1,069,778
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 8/1/25 @ 100	528,308
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	530,271
425,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 1/31/22 @ 100	426,268
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 1/31/22 @ 100	1,002,634
		5,820,161
Oregon — 0.03%
250,000	State of Oregon GO, Series D, 1.19%, 5/1/26	248,178

Vermont — 0.01%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	110,242

Washington — 0.12%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	874,778

Total Municipal Bonds		28,597,369
(Cost $27,828,595)
Corporate Bonds — 0.03%
Consumer, Non-cyclical — 0.03%
260,000	Montefiore Medical Center, 2.15%, 10/20/26	261,716

Total Corporate Bonds		261,716
(Cost $260,000)

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
Investment Company — 3.28%
24,744,120	U.S. Government Money Market Fund, RBC Institutional Class 1(f)	$24,744,120

Total Investment Company		24,744,120
(Cost $24,744,120)

Total Investments		$747,611,639
(Cost $746,387,124) — 99.12%
Other assets in excess of liabilities — 0.88%		6,600,875
NET ASSETS — 100.00%		$754,212,514

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Floating rate note. Rate shown is as of report date.
(d)	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliated investment.
Financial futures contracts as of December 31, 2021:
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	245	March 2022	$489,573	USD	$35,877,188	Barclays Capital Group
30 Year U.S. Treasury Bond	70	March 2022	111,777	USD	11,230,625	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	26	March 2022	77,206	USD	5,125,250	Barclays Capital Group
Five Year U.S. Treasury Note	50	March 2022	22,412	USD	6,048,828	Barclays Capital Group
Total			$700,968

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Abbreviations used are defined below:
FHA - Insured by Federal Housing Administration
GO - General Obligations
SONYMA - State of New York Mortgage Agency
USD - United States Dollar